Long-Term Debt - Ocean Rig Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	9 Months Ended	3 Months Ended	0 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 27, 2011	Sep. 20, 2012	Mar. 26, 2014	Mar. 30, 2012	Jul. 27, 2011	Apr. 26, 2011	Dec. 31, 2011	May 13, 2014	Dec. 31, 2016	Sep. 30, 2016
Amortization of convertible notes discount	$ 45,261	$ 43,769	$ 38,855
Interest expense and debt amortization cost	367,966	297,602	222,635
Ocean Rig's Senior Notes | 9.5% Ocean Rig Senior Unsecured Notes
Principal amount of senior unsecured notes	500,000			500,000
Senior notes interest rate				9.50%
Proceeds from issuance of senior notes				487,500
Ocean Rig's Senior Notes | 6.5% Drill Rigs Senior Secured Notes
Principal amount of senior unsecured notes	800,000				800,000
Senior notes interest rate					6.50%
Proceeds from issuance of senior notes					781,965
Redemption Price Of Senior Note As Percentage Of Principal Amount					101.00%							100.00%	103.25%
Ocean Rig's Senior Notes | 7.25% Ocean Rig's Senior Unsecured Notes
Principal amount of senior unsecured notes	500,000					500,000
Senior notes interest rate						7.25%
Proceeds from issuance of senior notes						493,625
Redemption Price Of Senior Note As Percentage Of Principal Amount						101.00%
Repurchase And Sale Of Ocean Rig Senior Notes | 9.5% Ocean Rig Senior Unsecured Notes
Principal amount of senior unsecured notes							18,000	57,000
Principal amount of senior notes repurchased									75,000
Gain / (Loss) on sale of notes							709	1,406		(1,350)
Repurchase And Sale Of Ocean Rig Senior Notes | 7.25% Ocean Rig's Senior Unsecured Notes
Redemption Price Of Senior Note As Percentage Of Principal Amount						105.375%					104.50%
Principal amount of senior notes repurchased						462,300					37,700
Senior Secured Credit Facility Repaid | 6.5% Drill Rigs Senior Secured Notes
Principal amount of senior unsecured notes					$ 1,040,000